Expense Example	Jun. 02, 2026 USD ($)
Invesco BulletShares 2027 Treasury Bond ETF | Invesco BulletShares 2027 Treasury Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Invesco BulletShares 2028 Treasury Bond ETF | Invesco BulletShares 2028 Treasury Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Invesco BulletShares 2029 Treasury Bond ETF | Invesco BulletShares 2029 Treasury Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Invesco BulletShares 2030 Treasury Bond ETF | Invesco BulletShares 2030 Treasury Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	23
Invesco BulletShares 2031 Treasury Bond ETF | Invesco BulletShares 2031 Treasury Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	7
Expense Example, with Redemption, 3 Years	$ 23